Financial risk management objectives and policies - Currency risk (Details) R$ in Millions	3 Months Ended
	Mar. 31, 2018 BRL (R$) R$ / $ R$ / €	Dec. 31, 2017 BRL (R$)
Financial risk management objectives and policies
Total debt denominated in local currency	R$ 3,387.6	R$ 3,489.9
Currency risk
Financial risk management objectives and policies
Maximum derivative financial instruments hedging period	12 months
US dollar denominated working capital loans were swapped to local currency	R$ 1,387.6
Total debt denominated in foreign currency	2,214.3
Currency risk | US dollar
Financial risk management objectives and policies
Net exposure	R$ 812.2	73.5
Exchange rate | R$ / $	3.3238
Currency risk | US dollar | Total assets
Financial risk management objectives and policies
Net exposure	R$ 1,885.4	1,879.7
Currency risk | US dollar | Cash and cash equivalents and short-term Investments
Financial risk management objectives and policies
Net exposure	149.8	278.2
Currency risk | US dollar | Security deposits and maintenance reserves
Financial risk management objectives and policies
Net exposure	1,303.3	1,237.4
Currency risk | US dollar | Financial instruments
Financial risk management objectives and policies
Net exposure	50.2	49.5
Currency risk | US dollar | Other assets
Financial risk management objectives and policies
Net exposure	382.1	314.6
Currency risk | US dollar | Total liabilities
Financial risk management objectives and policies
Net exposure	2,965.3	3,030.2
Currency risk | US dollar | Accounts payable
Financial risk management objectives and policies
Net exposure	244.7	255.6
Currency risk | US dollar | Loans and financing
Financial risk management objectives and policies
Net exposure	2,560.9	2,609.7
Currency risk | US dollar | Other liabilities
Financial risk management objectives and policies
Net exposure	159.7	164.9
Currency risk | US dollar | NDF contracts
Financial risk management objectives and policies
Net exposure	1,892.1	1,224.0
Currency risk | Euro
Financial risk management objectives and policies
Net exposure	R$ 906.4	836.0
Exchange rate | R$ / €	4.0850
Currency risk | Euro | Total assets
Financial risk management objectives and policies
Net exposure	R$ 906.4	836.0
Currency risk | Euro | Long-term investments
Financial risk management objectives and policies
Net exposure	R$ 906.4	R$ 836.0
Percentage one | Currency risk | US dollar
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component | R$ / $	4.1548
Exposure exchange rate, decrease in risk component | R$ / $	2.4929
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 203.0
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (203.0)
Percentage one | Currency risk | Euro
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component | R$ / €	5.1063
Exposure exchange rate, decrease in risk component | R$ / €	3.0638
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 226.6
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (226.6)
Percentage two | Currency risk | US dollar
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component | R$ / $	4.9857
Exposure exchange rate, decrease in risk component | R$ / $	1.6619
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 406.1
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (406.1)
Percentage two | Currency risk | Euro
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component | R$ / €	6.1275
Exposure exchange rate, decrease in risk component | R$ / €	2.0425
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 453.2
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (453.2)